Sales (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of associates [line items]
Schedule of net sales to customers by geographical areas
(a)

The Group’s sales are mostly from sales of gold and precious metals in the form of concentrates, including silver-lead, silver-gold, zinc and lead-gold-copper concentrates and ounces of gold. Set out below is the disaggregation of the Group’s revenue from contracts with customers:

	2025	2024	2023
	US$(000)	US$(000)	US$(000)

Revenues by geographic region:
Metal and concentrates sales -
Peru	1,095,510	792,883	530,103
America - other than Peru	278,387	206,721	169,239
Asia	93,683	58,344	59,308
Europe	125,534	96,029	55,107
	1,593,114	1,153,977	813,757
Services -
Peru	11,305	7,015	12,884
	1,604,419	1,160,992	826,641

Revenues by type of good or services:
Sales by metal -
Silver	626,799	415,399	196,340
Copper	588,441	483,547	466,558
Gold	388,004	326,742	279,731
Zinc	68,188	63,125	46,620
Lead	34,304	33,779	21,401
Manganese sulfate	9,114	3,658	—
Antimony	309	—	—
	1,715,159	1,326,250	1,010,650
Commercial deductions, note 2.4(p)	(122,045)	(172,273)	(196,893)
Sales of goods (b)	1,593,114	1,153,977	813,757
Sales of services (b)	11,305	7,015	12,884
Total revenue from contracts with customers	1,604,419	1,160,992	826,641

Revenues by type of recognition:
Goods transferred at a point in time	1,593,114	1,153,977	813,757
Services transferred over time	11,305	7,015	12,884
	1,604,419	1,160,992	826,641

See related accounting policies in Note 2.4(p).

(b)	Set out below, is the reconciliation of the revenue from contracts with customers with the amounts disclosed in the consolidated statement of profit or loss:

	2025	2024	2023
	US$(000)	US$(000)	US$(000)

Contracts with customers for sale of goods (a)	1,593,114	1,153,977	813,757
Hedge operations, note 33(a)	—	—	6,056
Adjustments to prior period liquidations	43,584	1,652	(450)
Fair value of accounts receivables	83,636	(8,039)	(8,402)

Sale of goods	1,720,334	1,147,590	810,961
Sale of services, (a)	11,305	7,015	12,884
	1,731,639	1,154,605	823,845

Sociedad Minera Cerro Verde S.A.A.
Disclosure of associates [line items]
Schedule of revenue by type of products

	For the year ended		For the year ended		For the year ended
	December 31, 2025		December 31, 2024		December 31, 2023
	Pounds (000)	US$(000)	Pounds (000)	US$(000)	Pounds (000)	US$(000)

Copper in concentrate	805,113	3,885,315	873,977	3,469,843	891,451	3,219,033
Copper cathode	61,737	282,809	77,472	323,073	101,617	394,809
Other (primarily silver and molybdenum concentrate)		560,216		445,406		529,386

Total revenues		4,728,340		4,238,322		4,143,228

Schedule of realized and unrealized gains (losses) recognized in revenues for commodity contracts, including embedded derivatives

	2025	2024	2023
	US$(000)	US$(000)	US$(000)

Copper	382,973	36,867	27,215
Molybdenum	(25,348)	(8,396)	(84,243)

Schedule of net sales by geographic region

	For the year ended	For the year ended	For the year ended
	December 31, 2025	December 31, 2024	December 31, 2023
	US$(000)	US$(000)	US$(000)

Asia	3,591,199	3,315,595	3,083,051
Europe	595,231	320,612	401,512
North America	349,392	416,291	547,934
South America (primarily Peru)	192,518	185,824	110,731

Total sales	4,728,340	4,238,322	4,143,228